Sales Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Sales Revenue
Schedule of Sales Revenue
	2020			2019			2018
in EUR thousands	Revenue from product sales	Revenue from development projects	Revenue from license agreements	Revenue from product sales	Revenue from development projects	Revenue from license agreements	Revenue from product sales	Revenue from development projects	Revenue from license agreements
Germany	5,159	-	-	4,633	-	-	3,307	-	-
Europe (ex-Germany)	2,104	-	-	2,603	-	-	2.737	-	-
USA	16,589	-	-	23,343	-	-	14,894	-	-
Other regions	-	493	6,000	-	686	-		129	40
Total	23,853	493	6,000	30,579	686	-	20,938	129	40